Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Award, Valuation Assumptions

There were no BMP Equity Units granted during the three months ended June 30, 2024. The table below summarizes the key inputs used in the valuation of the BMP Equity Units granted during the three months ended June 30, 2023:

Unobservable Inputs	Three Months Ended June 30, 2023
Expected term in years	4
Discount rate	32.1%
Discount for lack of marketability	23.1%
Long-term growth rate (after discrete projection period)	2.5%

There were no BMP Equity Units granted during the year ended March 31, 2024. The table below summarizes the key inputs used in the valuation of the BMP Equity Units granted during the period ended below:

Range of Targets
Unobservable Inputs	Year Ended March 31, 2023
Expected term in years	4
Discount rate	32.1%
Discount for lack of marketability	23.1%
Long-term growth rate (after discrete projection period)	2.5%

Schedule of Share-Based Payment Arrangement, Activity

The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the three months ended June 30, 2024:

	BMP		RSU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, March 31, 2024	117	$10.34	26	$375.47
Vested during the period	(15)	10.09	(3)	800.00
Forfeited during the period	(10)	10.67	(2)	322.36
Balance, June 30, 2024	92	$10.35	21	$319.06

The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the years ended March 31, 2024 and 2023:

	BMP		RSU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, March 31, 2022	1,118	$9.78	23	$10.00
Granted during the period	35	10.67	8	10.00
Vested during the period	(646)	9.73	(8)	10.00
Forfeited during the period	(69)	10.00	(1)	10.00
Balance, March 31, 2023	438	$10.04	22	$10.00
Granted during the period	—	—	51	2.73
Vested during the period	(287)	9.75	(40)	5.17
Forfeited during the period	(34)	10.18	(7)	4.09
Balance, March 31, 2024	117	$10.34	26	$4.69

Schedule of Share-Based Payment Arrangement, Cost by Plan

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the three months ended June 30, 2024 and 2023:

	Three Months Ended June 30,
(dollars in thousands)	2024	2023
BMP equity units	$113	$675
Restricted stock units	832	8,723
Preferred equity	—	286
Other(1)	49	17,317
Total share-based compensation	$994	$27,001

(1)	For the quarter ended June 30, 2023 includes $15.0 million of compensation recognized related to the BCG Recapitalization and $2.3 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the years ended March 31, 2024 and 2023:

	Year Ended March 31,
(dollars in thousands)	2024	2023
BMP equity units	$1,854	$4,297
Restricted stock units	18,415	4,358
Preferred equity	858	1,430
Other(1)	17,976	—
Total share-based compensation	$39,103	$10,085

(1)	Includes $15.0 million of compensation recognized related to the BCG Recapitalization and $3.0 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.

Schedule of Share-Based Payment Arrangement, Nonvested Award, Cost
(dollars in thousands)	BMP	RSU	Commissions	Total
2025	$331	$1,650	$142	$2,123
2026	225	1,871	60	2,156
2027	14	883	—	897
2028	—	372	—	372
2029	—	—	—	—
Total	$570	$4,776	$202	$5,548

(dollars in thousands)	BMP	RSU	Commissions	Total
2025	$540	$2,894	$191	$3,625
2026	242	2,096	60	2,398
2027	14	994	—	1,008
2028	—	—	—	—
2029	—	—	—	—
Total	$796	$5,984	$251	$7,031
Weighted-average period to be recognized	1.56	2.64	1.40